Note 9 - Related Party Transactions (Details) $ in Millions	Sep. 30, 2021 USD ($)
Details
Balance on commercial loan (including principal and accrued interest)	$ 1.8
Balance on loan for premium payments (including principal and accrued interest)	$ 0.5